7. INVENTORIES	12 Months Ended
Dec. 31, 2019
Notes
7. INVENTORIES

7.INVENTORIES

At December 31, 2019 and December 31, 2018, the Company’s inventory consists of the following:

	December 31, 2019	December 31, 2018
	$	$
Finished goods	-	102,499
	-	102,499

Inventories expensed to cost of sales which are included in discontinued operations during the year ended December 31, 2019 are $33,185 (2018 - $153,509; 2017 - $198,588). During the year ended December 31, 2019, the Company recorded a write-down of inventory of $109,941 (2018 - $227,025; 2017 - $745,977) in relation to of discontinued operations.